Investment Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Investment	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Fair value of investments	$ 92,305,000	$ 145,017,000
Fair value of investments, Percentage	46.80%	72.50%
Sustained decline in market value considered impairment, period	12 months
Investment securities in continuous unrealized loss position, positions temporarily impaired	53
Other-than-temporary impairment losses recognized in accumulated other comprehensive income	0	0
Proceeds from sales of securities available-for-sale	22,604,447	7,613,182
Available-for-sale securities, gross realized gains	905,543	380,338
Available-for-sale securities, gross realized losses	37,013	341
Assets pledged to secure United States Government and other public funds and for other purposes	$ 63,856,000	$ 65,339,000